Goodwill and Other Intangible Assets - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Intangibles
Beginning balance	$ 631	$ 436
Additions	140	213
Amortization	(57)	(18)
Reclassified to assets held for sale (note 33)	(20)
Ending balance	694	631
Total
Beginning balance	3,523	3,328
Additions	140	213
Amortization	(57)	(18)
Reclassified to assets held for sale (note 33)	(20)
Ending balance	3,586	3,523
Oil Sands
Goodwill
Beginning balance	2,752	2,752
Additions
Ending balance	2,752	2,752
Refining and Marketing
Goodwill
Beginning balance	140	140
Additions
Ending balance	$ 140	$ 140